Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of intangible assets [text block] [Abstract]
Schedule of intangible assets, net
	December 31,
	2020	2019
Original amounts:
Capitalized Software costs	$221,220	$213,221
Customer relationship	247,445	179,023
Acquired technology	100,159	74,456
Backlog	6,909	6,850
Patent	1,493	4,524
Other intangibles	3,549	1,389
	580,775	479,463
Accumulated amortization:
Capitalized Software costs	179,587	168,315
Customer relationship	120,165	98,543
Acquired technology	48,087	35,653
Backlog	6,909	6,675
Patent	958	4,243
Other intangibles	2,806	754
	358,512	314,183

Total	$222,263	$165,280